SUPPLEMENTAL CASH FLOW INFORMATION (Schedule of changes in working capital) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SUPPLEMENTAL CASH FLOW INFORMATION
Trade and other receivables	$ (46,365)	$ (17,111)
Prepaid expenses	2,648	(3,242)
Inventories	(24,452)	(21,020)
Trade and other payables	(4,313)	31,636
Total changes in working capital	$ (72,482)	$ (9,737)